Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Asset Allocation Portfolio

Supplement to the Prospectus Dated May 1, 2013

The Board of Directors of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) has approved a change to the principal investment strategies of the Balanced Portfolio and the Asset Allocation Portfolio (each, a “Portfolio” and together the “Portfolios”). Effective July 1, 2013, each Portfolio will operate as a “fund of funds” with respect to the equity portion of the Portfolio by investing in the Series Fund’s other domestic and international portfolios (each, an “Underlying Portfolio”) in lieu of investing directly in equity securities. The Underlying Portfolios include the following domestic equity portfolios: Growth Stock Portfolio; Focused Appreciation Portfolio; Large Cap Core Stock Portfolio; Large Cap Blend Portfolio; Index 500 Stock Portfolio; Large Company Value Portfolio; Domestic Equity Portfolio; Equity Income Portfolio; Mid Cap Growth Stock Portfolio; Index 400 Stock Portfolio; Mid Cap Value Portfolio; Small Cap Growth Stock Portfolio; Index 600 Stock Portfolio and Small Cap Value Portfolio. The Underlying Portfolios include the following international portfolios: International Growth Portfolio; Research International Core Portfolio; International Equity Portfolio and Emerging Markets Equity Portfolio.

Until July 1, 2013, each Portfolio will continue to gain its domestic equity exposure by investing directly in individual equity securities and, with respect to its foreign equity exposure, may continue to invest directly in equity securities of foreign issuers. On and after July 1, 2013, each Portfolio will gain all of its equity exposure, including its foreign equity exposure, by investing in one or more of the Underlying Portfolios. The principal investment strategies for each Portfolio’s fixed income or debt component and the cash equivalents component are not changing.

Also effective July 1, 2013, in light of the strategy change, Mary R. Linehan, Curtis J. Ludwick, and Andy Eng will no longer serve as portfolio managers of the Portfolios.

The Prospectus dated May 1, 2013 reflects the new fund of funds strategy for the equity portion of each Portfolio described above and reflects the portfolio managers and their respective roles in managing each Portfolio as of July 1, 2013. A separate Supplement to the Summary Section of the Prospectus for each Portfolio reflecting these changes will be mailed to shareholders. Until the change takes effect on July 1, 2013, the following disclosure replaces the disclosure in the Prospectus dated May 1, 2013:

The following replaces the language set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary for the Balanced Portfolio:

“Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
35-55%	40 – 60%	0 – 20%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments may consist of small, mid and large capitalization companies and foreign stocks based on the adviser’s economic and market outlook, and its perceived opportunities in each class. In addition to investing directly in securities of foreign issuers, the Portfolio may operate as a “fund of funds” by investing in one or more of the following other series of Northwestern Mutual Series Fund, Inc.: International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio and Emerging Markets Equity Portfolio (each, an “Underlying Portfolio”). The adviser will employ both “growth” and “value” styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of its total net assets in non-investment grade debt securities (often called “junk bonds”). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker’s acceptances, certificates of deposit and time deposits.

Up to 50% of the Portfolio’s net assets may be invested in foreign securities and Underlying Portfolios. The adviser will allocate between direct investments and the Underlying Portfolios, and may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser’s assessment of the relative attractiveness of such sectors, industries and countries. In connection with the allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio.

Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Each Underlying Portfolio can invest to a varying degree in emerging markets, or may invest a large percentage of its assets in a single security, a small number of countries or a particular geographic region. An Underlying Portfolio may also use futures, forwards, options and swaps in order to enhance investment returns, increase or decrease exposure to a particular market or attempt to protect against adverse changes in currency exchange rates.

When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers or other financial institutions to seek to achieve income.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks, but who also want the income potential of bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments.”

The following replaces the language set forth under the “PORTFOLIO MANAGEMENT – Portfolio Managers” section of the summary for the Balanced Portfolio:

“Daniel J. Meehan, lead manager of the Portfolio since 2013, manages the allocation of the international equity portion of the Portfolio among Underlying Portfolios, is a Director of MSA and joined MSA in 2004.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Curtis J. Ludwick manages the mid cap portion of the Portfolio, is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1996.

Andy Eng manages the small cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2000.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”

The following replaces the language set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary for the Asset Allocation Portfolio:

“Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
55 – 75%	25 – 45%	0 – 15%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments may consist of small, mid and large capitalization companies and foreign stocks based on the adviser’s economic and market outlook, and its perceived opportunities in each class. In addition to investing directly in securities of foreign issuers, the Portfolio may operate as a “fund of funds” by investing in one or more of the following other series of Northwestern Mutual Series Fund, Inc.: International Growth Portfolio, Research International

Core Portfolio, International Equity Portfolio and Emerging Markets Equity Portfolio (each, an “Underlying Portfolio”). The adviser will employ either “growth” or “value”, or both, styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of its total net assets in non-investment grade debt securities (often called “junk bonds”). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker’s acceptances, certificates of deposit and time deposits.

The Portfolio may invest up to 50% of net assets in foreign securities and Underlying Portfolios. The adviser will allocate between direct investments and the Underlying Portfolios, and may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser’s assessment of the relative attractiveness of such sectors, industries and countries. In connection with the allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio.

Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Each Underlying Portfolio can invest to a varying degree in emerging markets, or may invest a large percentage of its assets in a single security, a small number of countries or a particular geographic region. An Underlying Portfolio may also use futures, forwards, options and swaps in order to enhance investment returns, increase or decrease exposure to a particular market or attempt to protect against adverse changes in currency exchange rates.

When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks with a smaller allocation to bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments.”

The following replaces the language set forth under the “PORTFOLIO MANAGEMENT – Portfolio Managers” section of the summary for the Asset Allocation Portfolio:

“Daniel J. Meehan, lead manager of the Portfolio since 2013, manages the allocation of the international equity portion of the Portfolio among Underlying Portfolios, is a Director of MSA and joined MSA in 2004.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Curtis J. Ludwick manages the mid cap portion of the Portfolio, is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1996.

Andy Eng manages the small cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2000.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”

The following replaces the language set forth in the first paragraph under the “MORE ABOUT INVESTMENT STRATEGIES AND RISKS – More About Principal Investment Strategies and Risks – Fund of Funds Investing” section of the Prospectus:

“Fund of Funds Investing. Equity investments made by the Balanced Portfolio and the Asset Allocation Portfolio may include investments in foreign stocks. In addition to investing directly in securities of foreign issuers, each of the Balanced and Asset Allocation Portfolios may operate as an affiliated “fund of funds” by investing in one or more of the following other series of the Fund: International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio and Emerging Markets Equity Portfolio (each, an “Underlying Portfolio”). Each such Portfolio may invest up to 50% of its net assets in foreign securities, including Underlying Portfolios. The Adviser will allocate between direct investments and the Underlying Portfolios and may from time to time invest more than 25% of the assets of the Balanced Portfolio or the Asset Allocation Portfolio in one Underlying Portfolio. Through its investments in the Underlying Portfolios, a Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Each Underlying Portfolio can invest to a varying degree in emerging markets, or may invest a large percentage of its assets in a single security, a small number of countries or a particular geographic region. An Underlying Portfolio may also use futures, forwards, options and swaps in order to enhance investment returns, increase or decrease exposure to a particular market or attempt to protect against adverse changes in currency exchange rates. For a discussion of equity securities, foreign securities (including emerging markets) and derivatives, see the corresponding headings above in this section of the Prospectus.”

The following replaces the language set forth in the “INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Balanced Portfolio/Asset Allocation Portfolio” section of the Prospectus:

“Balanced Portfolio/Asset Allocation Portfolio

The Balanced Portfolio and Asset Allocation Portfolio are each managed by the same team of Mason Street Advisors portfolio managers (listed below), who are each individually responsible for decisions about the purchase and sale of securities for the portion of each Portfolio assigned to him or her, subject to the allocation of each Portfolio’s assets across asset categories under the direction and final approval of the Portfolio’s lead portfolio manager, Mr. Meehan.

Daniel J. Meehan is the lead manager for each Portfolio and has primary responsibility for allocating the international equity portion of each Portfolio among the Underlying Portfolios. For Mr. Meehan’s biographical information, please refer to “Growth Stock Portfolio,” above.

Mary R. Linehan has primary responsibility for the large cap portion of each Portfolio. For Ms. Linehan’s biographical information, please refer to “Large Cap Core Stock Portfolio,” above.

Curtis J. Ludwick has primary responsibility for the mid cap portion of each Portfolio. For Mr. Ludwick’s biographical information, please refer to “Mid Cap Growth Stock Portfolio,” above.

Andy Eng has primary responsibility for the small cap portion of each Portfolio. For Mr. Eng’s biographical information, please refer to “Small Cap Growth Stock Portfolio,” above.

Steven J. Lyons manages the investment grade bond portion of each Portfolio. For Mr. Lyons’ biographical information, please refer to “Select Bond Portfolio,” above.

Andrew T. Wassweiler has primary responsibility for the high yield bond portion of each Portfolio. For Mr. Wassweiler’s biographical information, please refer to “High Yield Bond Portfolio,” above.”

This Supplement is dated May 1, 2013

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Supplement to the Summary Section of the Prospectus Dated May 1, 2013

The Board of Directors of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) has approved a change to the principal investment strategies of the Asset Allocation Portfolio (the “Portfolio”). Effective July 1, 2013, the Portfolio will operate as a “fund of funds” with respect to the equity portion of the Portfolio by investing in the Series Fund’s other domestic and international portfolios (each, an “Underlying Portfolio”) in lieu of investing directly in equity securities. The Underlying Portfolios include the following domestic equity portfolios: Growth Stock Portfolio; Focused Appreciation Portfolio; Large Cap Core Stock Portfolio; Large Cap Blend Portfolio; Index 500 Stock Portfolio; Large Company Value Portfolio; Domestic Equity Portfolio; Equity Income Portfolio; Mid Cap Growth Stock Portfolio; Index 400 Stock Portfolio; Mid Cap Value Portfolio; Small Cap Growth Stock Portfolio; Index 600 Stock Portfolio and Small Cap Value Portfolio. The Underlying Portfolios include the following international portfolios: International Growth Portfolio; Research International Core Portfolio; International Equity Portfolio and Emerging Markets Equity Portfolio.

Until July 1, 2013, the Portfolio will continue to gain its domestic equity exposure by investing directly in individual equity securities and, with respect to its foreign equity exposure, may continue to invest directly in equity securities of foreign issuers. On and after July 1, 2013, the Portfolio will gain all of its equity exposure, including its foreign equity exposure, by investing in one or more of the Underlying Portfolios. The principal investment strategies for the Portfolio’s fixed income or debt component and the cash equivalents component are not changing.

Also effective July 1, 2013, in light of the strategy change, Mary R. Linehan, Curtis J. Ludwick, and Andy Eng will no longer serve as portfolio managers of the Portfolio.

The Prospectus dated May 1, 2013 reflects the new fund of funds strategy for the equity portion of the Portfolio described above and reflects the portfolio managers and their respective roles in managing the Portfolio as of July 1, 2013. Until the change takes effect on July 1, 2013, the following disclosure replaces the disclosure in the Portfolio’s summary section of the Prospectus dated May 1, 2013:

The following replaces the language set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary for the Portfolio:

“Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
55 – 75%	25 – 45%	0 – 15%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments may consist of small, mid and large capitalization companies and foreign stocks based on the adviser’s economic and market outlook, and its perceived opportunities in each class. In addition to investing directly in securities of foreign issuers, the Portfolio may operate as a “fund of funds” by investing in one or more of the following other series of Northwestern Mutual Series Fund, Inc.: International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio and Emerging Markets Equity Portfolio (each, an “Underlying Portfolio”). The adviser will employ either “growth” or “value”, or both, styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of its total net assets in non-investment grade debt securities (often called “junk bonds”). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker’s acceptances, certificates of deposit and time deposits.

The Portfolio may invest up to 50% of net assets in foreign securities and Underlying Portfolios. The adviser will allocate between direct investments and the Underlying Portfolios, and may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser’s assessment of the relative attractiveness of such sectors, industries and countries. In connection with the allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio.

Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Each Underlying Portfolio can invest to a varying degree in emerging markets, or may invest a large percentage of its assets in a single security, a small number of countries or a particular geographic region. An Underlying Portfolio may also use futures, forwards, options and swaps in order to enhance investment returns, increase or decrease exposure to a particular market or attempt to protect against adverse changes in currency exchange rates.

When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks with a smaller allocation to bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments.”

The following replaces the language set forth under the “PORTFOLIO MANAGEMENT – Portfolio Managers” section of the summary for the Portfolio:

“Daniel J. Meehan, lead manager of the Portfolio since 2013, manages the allocation of the international equity portion of the Portfolio among Underlying Portfolios, is a Director of MSA and joined MSA in 2004.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Curtis J. Ludwick manages the mid cap portion of the Portfolio, is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1996.

Andy Eng manages the small cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2000.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”

This Supplement is dated May 1, 2013

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Supplement to the Summary Section of the Prospectus Dated May 1, 2013

The Board of Directors of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) has approved a change to the principal investment strategies of the Balanced Portfolio (the “Portfolio”). Effective July 1, 2013, the Portfolio will operate as a “fund of funds” with respect to the equity portion of the Portfolio by investing in the Series Fund’s other domestic and international portfolios (each, an “Underlying Portfolio”) in lieu of investing directly in equity securities. The Underlying Portfolios include the following domestic equity portfolios: Growth Stock Portfolio; Focused Appreciation Portfolio; Large Cap Core Stock Portfolio; Large Cap Blend Portfolio; Index 500 Stock Portfolio; Large Company Value Portfolio; Domestic Equity Portfolio; Equity Income Portfolio; Mid Cap Growth Stock Portfolio; Index 400 Stock Portfolio; Mid Cap Value Portfolio; Small Cap Growth Stock Portfolio; Index 600 Stock Portfolio and Small Cap Value Portfolio. The Underlying Portfolios include the following international portfolios: International Growth Portfolio; Research International Core Portfolio; International Equity Portfolio and Emerging Markets Equity Portfolio.

Until July 1, 2013, the Portfolio will continue to gain its domestic equity exposure by investing directly in individual equity securities and, with respect to its foreign equity exposure, may continue to invest directly in equity securities of foreign issuers. On and after July 1, 2013, the Portfolio will gain all of its equity exposure, including its foreign equity exposure, by investing in one or more of the Underlying Portfolios. The principal investment strategies for the Portfolio’s fixed income or debt component and the cash equivalents component are not changing.

Also effective July 1, 2013, in light of the strategy change, Mary R. Linehan, Curtis J. Ludwick, and Andy Eng will no longer serve as portfolio managers of the Portfolio.

The Prospectus dated May 1, 2013 reflects the new fund of funds strategy for the equity portion of the Portfolio described above and reflects the portfolio managers and their respective roles in managing the Portfolio as of July 1, 2013. Until the change takes effect on July 1, 2013, the following disclosure replaces the disclosure in the Portfolio’s summary section of the Prospectus dated May 1, 2013:

The following replaces the language set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary for the Portfolio:

“Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
35 – 55%	40 – 60%	0 – 20%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments may consist of small, mid and large capitalization companies and foreign stocks based on the adviser’s economic and market outlook, and its perceived opportunities in each class. In addition to investing directly in securities of foreign issuers, the Portfolio may operate as a “fund of funds” by investing in one or more of the following other series of Northwestern Mutual Series Fund, Inc.: International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio and Emerging Markets Equity Portfolio (each, an “Underlying Portfolio”). The adviser will employ both “growth” and “value” styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of its total net assets in non-investment grade debt securities (often called “junk bonds”). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker’s acceptances, certificates of deposit and time deposits.

Up to 50% of the Portfolio’s net assets may be invested in foreign securities and Underlying Portfolios. The adviser will allocate between direct investments and the Underlying Portfolios, and may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser’s assessment of the relative attractiveness of such sectors, industries and countries. In connection with the allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio.

Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Each Underlying Portfolio can invest to a varying degree in emerging markets, or may invest a large percentage of its assets in a single security, a small number of countries or a particular geographic region. An Underlying Portfolio may also use futures, forwards, options and swaps in order to enhance investment returns, increase or decrease exposure to a particular market or attempt to protect against adverse changes in currency exchange rates.

When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers or other financial institutions to seek to achieve income.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks, but who also want the income potential of bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments.”

The following replaces the language set forth under the “PORTFOLIO MANAGEMENT – Portfolio Managers” section of the summary for the Portfolio:

“Daniel J. Meehan, lead manager of the Portfolio since 2013, manages the allocation of the international equity portion of the Portfolio among Underlying Portfolios, is a Director of MSA and joined MSA in 2004.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Curtis J. Ludwick manages the mid cap portion of the Portfolio, is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1996.

Andy Eng manages the small cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2000.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”

This Supplement is dated May 1, 2013